SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENTED INFORMATION
Reportable segment results

For the year ended December 31, 2023, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$1,855	—	1,855

Expenses:
Operating expenses	$(3,898)	—	(3,898)
Exploration	(9,564)	—	(9,564)
Evaluation	(18,622)	—	(18,622)
General and administrative	(19)	(13,741)	(13,760)
	(32,103)	(13,741)	(45,844)
Segment income (loss)	$(30,248)	(13,741)	(43,989)

Revenues-supplemental:
Toll milling services-deferred revenue (note 12)	1,855	—	1,855
	$1,855	—	1,855

Capital additions:
Property, plant and equipment (note 10)	$2,165	1,103	3,268

Long-lived assets:
Plant and equipment
Cost	$106,914	6,559	113,473
Accumulated depreciation	(38,178)	(1,162)	(39,340)
Mineral properties	180,813	—	180,813
	$249,549	5,397	254,946

For the year ended December 31, 2022, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$8,973	—	8,973

Expenses:
Operating expenses	$(5,352)	—	(5,352)
Evaluation	(8,097)	—	(8,097)
Exploration	(22,181)	—	(22,181)
General and administrative	(22)	(12,516)	(12,538)
	(35,652)	(12,516)	(48,168)
Segment income (loss)	$(26,679)	(12,516)	(39,195)

Revenues-supplemental:
Toll milling services-deferred revenue (note 12)	$5,987	—	5,987
Uranium concentrate sales	2,986	—	2,986
	$8,973	—	8,973

Capital additions:
Property, plant and equipment (note 10)	$2,634	4,631	7,265

Long-lived assets:
Plant and equipment
Cost	$103,338	5,493	108,831
Accumulated depreciation	(34,803)	(742)	(35,545)
Mineral properties	180,219	—	180,219
	$248,754	4,751	253,505

Schedule of consolidated income (loss) and cash flows for the closed mines discontinued operation

	Year Ended
	December 31	December 31
(in thousands)	2023	2022

Revenue	$6,582	$7,972

Expenses	 	
Operating expenses	(5,715)	(6,273)

Other income
Finance fees	144	83

Income from discontinued operations, net of taxes	$1,011	$1,782

Cash flows for the Closed Mines discontinued operation for 2023 and 2022 is as follows:

	Year Ended
	December 31	December 31
(in thousands)	2023	2022

Cash inflow:
Net cash from operating activities	$3,274	$1,909
Net cash flows for the year	$3,274	$1,909